ARCHER INVESTMENT SERIES TRUST

Archer Balanced Fund

Ticker: ARCHX

Archer Income Fund

Ticker: ARINX

Archer Stock Fund

Ticker: ARSKX

Archer Dividend Growth Fund

Ticker: ARDGX

Archer Focus Fund

Ticker: AFOCX

Archer Multi Cap Fund

Ticker: ALSMX

SUPPLEMENT DATED JUNE 22, 2026 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED DECEMBER 29, 2025

Effective May 29, 2026, (i) Brandon M. Pokersnik resigned as Chief Compliance Officer of the Trust; (ii) Empirical Administration, LLC (“Empirical”) concluded providing compliance services to the Trust; (iii) the Board appointed Bob Anastasi as the Chief Compliance Officer of the Trust; and (iv) the Board approved Hanover Fund Administration, LLC to provide compliance services to the Trust. Any information in the SAI to the contrary should be disregarded.

Accordingly, the Interested Trustee and Officer table under the section entitled “Trustee Qualifications” is replaced with the following:

Interested Trustee and Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
Troy Patton 11711 North College Avenue Suite #200 Carmel, IN 46032 DOB: 4/10/1969	President & Trustee	Indefinite Term; since January 2010	Archer Investment Corporation, Inc. – President. (July 2005 – Present) Patton and Associates, LLC – Managing Partner. (January 2005 – Present)	Seven (7)	None
Charles R. Ropka, Esq. 152 Himmelein Road Suite #800 Medford, NJ 08055 DOB: 10/21/1963	Secretary	Indefinite Term; since September 2010	Attorney, Ropka Law, LLC, since 2008	N/A	N/A
Umberto Anastasi 8000 Town Centre Drive Ste. 400 Broadview Heights, OH 44147 DOB: 9/21/1974	Treasurer and Chief Compliance Officer	Indefinite Term; Treasurer since September 2010 to present Chief Compliance Officer Since 2026	Vice President, Mutual Shareholder Services, LLC, since 1999; Owner/President, Hanover Fund Administration, LLC, since 2026.	N/A	N/A

* The Trust currently consists of seven (7) series.

Furthermore, the section entitled “COMPLIANCE SERVICES” is replaced with the following:

Effective May 29, 2026, Hanover Fund Administration, LLC ("Hanover"), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio, 44147, will provide compliance services to the Funds. Hanover will be paid $1,000 per month for its compliance services. Bob Anastasi of Hanover is also the CCO of the Trust.

From November 1, 2017 to May 29, 2026, Empirical Administration, LLC (“Empirical”), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio, 44147, provided compliance services to the Trust.  Empirical was paid $1,000 per month for its compliance services.

You should read this Supplement in conjunction with the Funds’ Statement of Additional Information, dated December 29, 2025. These documents are available upon request and without charge by calling the Funds at 1-800-617-0004 or by writing to the Funds at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4031.

Please retain this Supplement for future reference.